INCOME TAXES - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Effective income tax rate reconciliation
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local taxes (net of federal benefits)	3.00%	3.10%	3.60%
Effect of noncontrolling owned interest in earnings of partnerships	(0.20%)	(0.20%)	(0.30%)
Manufacturing deduction	(2.50%)	(2.40%)	(2.40%)
Tax credits, including foreign tax credit	(2.00%)	(1.40%)	(1.60%)
Change in uncertain tax positions reserve	0.40%	0.40%	0.30%
Other permanent differences	(0.10%)	0.10%	0.70%
Other, net	(0.60%)	(0.30%)	(0.30%)
Impact of Tax Act and reduction of corporate tax rate	(3.50%)
Effective income tax rate	29.50%	34.30%	35.00%